Contingent Consideration Liability (Details) ¥ in Millions				12 Months Ended
	Oct. 31, 2023 shares	Jul. 12, 2023 shares	May 25, 2023 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 CNY (¥) shares
Contingent Consideration Liability [Line Items]
Cash on hand						$ 7,900,000	¥ 50
Supplementary agreement, description				Pursuant to the No.2 Supplementary Agreement, the Transferors have the right to obtain 858,770 KNDI shares in each of the below-mentioned periods, provided that Jiangxi Huiyi achieves a net income of 1) RMB 8 million yuan or more during the period from July 1, 2021 to September 30, 2022 (“Period I”); 2) RMB 15 million yuan or more during the period from October 1, 2022 to September 30, 2023 (“Period II”); 3) RMB 15 million yuan or more during the period from October 1, 2023 to September 30, 2024 (“Period III”). If the net income of Jiangxi Huiyi fails to reach the respective target number in any of the three periods, the shares that the Transferors are entitled to obtain in that period will be adjusted accordingly: 1) if the difference between the net income in each Period and its Target Number is less than or equivalent to 20% of its Target Number (RMB 8 Million in Period I or RMB 15 Million in Period II or Period III), the transferee or KNDI has right to directly subtract 171,754 KNDI shares from the total make good shares, and the Transferor are entitled to obtain 687,016 KNDI shares; 2) if the difference between the net income in each Period and its Target Number (RMB 8 Million in Period I or RMB 15 Million in Period II or Period III) is more than 20% of its Target Number but less than 40% of its Target Number, the transferee or KNDI has the right to directly subtract 343,508 KNDI shares from the total make good shares, and the Transferors have the right to obtain 515,262 KNDI shares; 3) if the difference between the net income in each Period and its Target Number (RMB 8 Million in Period I or RMB 15 Million in Period II or Period III) is greater than or equal to 40% of its Target Number, the transferee of KNDI has the right to directly subtract 858,770 KNDI shares from the total make good shares, and the Transferors will not have the right to obtain any shares in such year.
Received shares	858,770
Shares issued			300,000
Contingent consideration liability | $					$ 2,693,000
Restricted Stock [Member]
Contingent Consideration Liability [Line Items]
Shares issued		3,951,368
SC Autosports [Member]
Contingent Consideration Liability [Line Items]
Percentage of equity						100.00%	100.00%
Common Stock [Member]
Contingent Consideration Liability [Line Items]
Shares issued						2,576,310	2,576,310